CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Summary of Cash, Cash Equivalents and Investments

	December 31,
	2020	2019
Cash and cash equivalents:
Cash	$204.4	$182.0
Money market funds	14.5	28.2
Short term deposits	36.8	69.0

Total Cash and cash equivalents	255.7	279.2

Short-term bank deposits:	214.5	0.6

Marketable securities:
Government and corporate debentures - fixed interest rate	2,626.9	3,008.9
Government-sponsored enterprises debentures	714.7	475.6
Government and corporate debentures - floating interest rate	187.8	184.4

Total Marketable securities	3,529.4	3,668.9

Total Cash and cash equivalents, short-term bank deposits and marketable securities	$3,999.6	$3,948.7

Summary of Contractual Obligation, Fiscal Year Maturity
The following table classifies the Company’s marketable securities by contractual maturities:

	December 31,
	2020	2019
Contractual maturity year:
2021	$1,217.5	$1,300.1
2022	1,053.4	1,041.9
2023	740.8	770.3
2024	351.0	372.1
2025	166.7	184.5

Total	$3,529.4	$3,668.9